INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of deferred income tax assets and liabilities [Table Text Block]
Thousands of United States dollars	2023	2022
Deferred tax assets
Non-capital loss carryforwards	$19,725	$20,240
Share issuance costs	847	1,406
Unrealized gains (losses) on investments	5,858	823
Right of use assets	287	614
Fixed assets	77	-
Intangible assets	718	-
Goodwill	7,747	-
Sec 174 - R&D expense	263	-
Other	564	677
Allowance for doubtful accounts	64	-
Gross deferred tax assets	36,150	23,760
Valuation allowance	(36,150)	(20,909)
Total net deferred tax assets	-	2,851

Deferred tax liabilities
Intangible assets	-	4,094
Lease obligations	-	469
Total deferred tax liabilities	-	4,563

Net deferred tax liabilities	$-	$(1,712)

Schedule of corporate income tax rate [Table Text Block]
	For the year ended December 31, 2023	For the year ended December 31, 2022
Statutory Canadian rate	26.5%	26.5%

Earnings in jurisdictions taxed at different rates	-1.3%	0.5%
Impairments	-1.9%	-12.9%
Stock based compensation	-0.8%	-1.7%
Loss on investments	-3.0%	0.0%
Valuation allowance	-23.8%	-12.3%
Other permanent items	1.3%	2.8%
Prior year adjustments, change in tax rates	6.4%	0.0%
	3.4%	2.9%

Schedule of components of the income tax provision [Table Text Block]
Thousands of United States dollars	For the year ended December 31, 2023	For the year ended December 31, 2022
Current
Canada	$-	$-
U.S. federal	17	-
U.S. state	5	-
Foreign	103	-
Total current tax expense	$125	$-

Deferred
Canada	$(1,767)	$(11)
U.S. federal	-	(1,055)
U.S. state	-	(316)
Foreign	14	(23)
Total deferred tax expense	$(1,753)	$(1,405)

Total income tax benefit	$(1,628)	$(1,405)

TruHC Pharma GmbH [Member]
Schedule of deferred income tax assets and liabilities [Table Text Block]
	2023	2022

Property and equipment	€8,000	€3,000
ROU asset	(154,000)	(179,000)
Lease liability	165,000	183,000
Non-capital losses available for future period	174,000	64,000
	193,000	71,000
Unrecognized deferred tax assets	(193,000)	(71,000)
Total net deferred tax assets	-	-

Net deferred tax assets	€-	€-